Consolidated Statement of Profit or Loss and Other Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	¥ 120,986	¥ 115,278	¥ 102,475
Other operating income and gains	7,202	6,592	7,481
Revenue and other	128,188	121,870	109,956
Operating expenses
Aircraft fuel	(34,191)	(33,680)	(25,131)
Take-off and landing charges	(16,457)	(14,914)	(13,254)
Depreciation and amortization	(22,080)	(15,313)	(13,969)
Wages, salaries and benefits	(24,152)	(22,134)	(20,320)
Aircraft maintenance	(3,380)	(3,738)	(5,346)
Food and beverages	(3,667)	(3,383)	(3,090)
Low value and short-term lease rentals	(631)
Aircraft operating lease rentals		(4,306)	(4,318)
Other operating lease rentals		(928)	(836)
Selling and marketing expenses	(4,134)	(3,807)	(3,294)
Civil aviation development fund	(1,831)	(2,235)	(2,080)
Ground services and other expenses	(2,476)	(2,845)	(3,248)
Impairment charges	(4)	(318)	(494)
Impairment losses on financial assets, net	(16)	(27)	3
Fair value changes of financial asset at fair value through profit or loss	25	(27)
Gain/(loss) on fair value changes of derivative-financial instruments		311	(311)
Indirect operating expenses	(5,113)	(5,217)	(4,837)
Total operating expenses	(118,107)	(112,561)	(100,525)
Operating profit	10,081	9,309	9,431
Share of results of associates	265	170	202
Share of results of joint ventures	17	34	49
Finance income	96	110	2,112
Finance costs	(6,160)	(5,767)	(3,184)
Profit before income tax	4,299	3,856	8,610
Income tax expense	(819)	(926)	(1,800)
Profit for the year	3,480	2,930	6,810
Other comprehensive income for the year
Cash flow hedges, net of tax	(110)	43	35
Fair value changes of available-for-sale investments, net of tax			115
Share of other comprehensive income of an associate, net of tax			10
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	(110)	43	160
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods
Fair value changes of equity investments designated at fair value through other comprehensive income, net of tax	16	(247)
Share of other comprehensive income of an associate, net of tax	7	(24)
Actuarial gains/(losses) on the post-retirement benefit obligations, net of tax	40	(115)	124
Net other comprehensive income that will not be reclassified to profit or loss in subsequent periods	63	(386)	124
Other comprehensive income for the year, net of tax	(47)	(343)	284
Total comprehensive income for the year	3,433	2,587	7,094
Profit attributable to:
Equity holders of the Company	3,192	2,698	6,342
Non-controlling interests	288	232	468
Profit for the year	3,480	2,930	6,810
Total comprehensive income attributable to:
Equity holders of the Company	3,141	2,358	6,619
Non-controlling interests	292	229	475
Total comprehensive income for the year	¥ 3,433	¥ 2,587	¥ 7,094
Earnings per share attributable to the equity holders of the Company during the year
– Basic and diluted (RMB)	¥ 0.21	¥ 0.19	¥ 0.44